Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

In 2017, 2018 and 2019, Xieli, one of whose directors is the Co-Founder of the Group, incurred payroll expenses for certain senior officers of Xieli who also provided services to the Group, which amounted to RMB 0.7 million, RMB 0.8 million and RMB 0.1 million, respectively. Xieli forgave such payroll expense, the expense was recognized in the financial statements, and the amount forgiven was recorded as a shareholder’s contribution from Xieli to Beijing Duoke.

In 2017, 2018 and 2019, the Group rented certain office areas from Xieli, and the rental expenses  amounted to RMB 0.5 million, RMB 0.5 million and RMB 0.1 million, respectively. Xieli forgave such rental expense, the expense was recognized in the financial statements, and the amount forgiven was recorded as a shareholder’s contribution from Xieli to Beijing Duoke.

In 2018, the Group purchased electronic equipment, software use rights and advertising services amounted to approximately RMB 2.8 million from Beijing Venture Glory Information Technology Co., Ltd. (“Venture Glory”), which is a subsidiary of Xieli. As of December 31, 2018 and 2019, the amount due to Venture Glory for advertising services were RMB 0.7 million and nil, respectively.

In 2017, 2018 and 2019, the Group earned revenue for providing advertising and enterprise value-added services to Venture Glory amounted to approximately RMB 0.3 million, RMB 1.0 million and RMB 5.0 million, respectively. As of December 31, 2018 and 2019, the amounts due from Venture Glory were nil and RMB 2.0 million, respectively.

In 2018, revenue amounting to approximately RMB 2.8 million was generated from Jiaxing Chuang Kr Business Information Consulting Co., Ltd. (“Chuang Kr”), a subsidiary of Xieli, for the advertising services the Group provided. As of December 31, 2018 and 2019, the amounts due from Chuang Kr including the value‑added tax were approximately RMB 2.9 million and RMB 0.9 million, respectively.

The Group entered into an online and offline advertising service agreement with Chongqing Ant Xiaowei Small Loan Co., Ltd. (“Ant Xiaowei”; a subsidiary of Ant Small and Micro Financial Services Group Co., Ltd., or Ant Financial.  Ant Financial is the parent of API (Hong Kong) Investment Limited, a shareholder of the Group), and earned revenue amounted to approximately RMB 0.9 million, and RMB 1.0 million in 2017 and 2018, respectively. As of December 31, 2018, there was RMB 1.4 million receivables due from Ant Xiaowei, which had been received as of December 31, 2019.

As of December 31, 2019, there was approximately RMB 1.7 million receivable due from 36Kr Global Holding mainly due to the salary and other expenses the Group paid on behalf of 36Kr Global Holding.